Investments Accounted for Using the Equity Method - Summary of Movements of Investments Accounted for using the Equity Method (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of significant investments in associates and joint ventures [line items]
Impairment charges	$ (494)	$ (264)	$ (333)
(Loss)/profit from equity accounted investments, related impairments and expenses	(512)	$ (546)	$ 147
Funding provided during the period	(242)
Samarco germano dam decommissioning [member]
Disclosure of significant investments in associates and joint ventures [line items]
Change in estimate	(37)
Exchange translation	83
Samarco Germano dam decommissioning	46
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
(Loss)/profit from equity accounted investments, related impairments and expenses	(508)
Funding provided during the period	(95)
Joint ventures [member] | Samarco dam failure [member]
Disclosure of significant investments in associates and joint ventures [line items]
Impairment charges	(95)
(Loss)/profit from equity accounted investments, related impairments and expenses	(508)
Funding provided during the period	(95)
Samarco dam failure provision	(459)
Change in estimate	(916)
Exchange translation	$ 457